PRUDENTIAL JENNISON 20/20 FOCUS FUND
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

April 1, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for Prudential Jennison 20/20 Focus Fund
Registration Nos. 333-43491 and 811-08587

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17 and (ii) that the text of the Post-Effective Amendment was filed electronically on March 31, 2010.

Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary